Acquisition of Subsidiaries - Summary of Goodwill Acquired (Detail) - ComQi Ltd. and its subsidiaries ("ComQi") [member] $ in Thousands	Mar. 31, 2018 TWD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 751,274
Less: Fair value of identifiable net assets	(150,950)
Goodwill recognised as of acquisition date	$ 600,324